PROVISION FOR JUDICIAL LIABILITIES	12 Months Ended
Dec. 31, 2025
Disclosure of other provisions [abstract]
PROVISION FOR JUDICIAL LIABILITIES
20 PROVISION FOR JUDICIAL LIABILITIES
The Company is involved in certain legal proceedings arising in the normal course of its business, which include tax, social security, labor, civil, environment and real estate.
The Company classifies the risk of unfavorable decisions in legal proceedings, based on legal advice, which reflects the estimated probable losses.
The Company’s Management believes that, based on the available information as of the date of these consolidated financial statements, its provisions for tax, social security, labor, civil, environment and real estate risks, accounted for according to IAS 37 are sufficient to cover estimated losses related to its legal proceedings, as set forth below:
20.1 Roll-forward and changes in the provisions for probable losses based on the nature of the proceedings, net of judicial deposits

					12/31/2025
	Tax and social security	Labor	Civil, environment and real estate	Contingent liabilities assumed (1) (2)	Total
Provision balance at the beginning of the year	407,964	353,926	215,553	2,127,725	3,105,168
Payments	(71,692)	(113,840)	(9,176)		(194,708)
Reversal	(51,228)	(99,936)	(55,513)	(32,368)	(239,045)
Additions	14,650	128,217	14,056		156,923
Monetary adjustment	40,069	27,991	20,491		88,551
Provision balance	339,763	296,358	185,411	2,095,357	2,916,889
Judicial deposits (3)	(31,579)	(62,334)	(21,238)		(115,151)
Provision balance at the end of the year	308,184	234,024	164,173	2,095,357	2,801,738
(1)Amounts arising from contingent liabilities of a tax nature totaling of R$1,962,549 and civil lawsuits in the amount of R$132,808, measured and recorded at the estimated fair value resulting from the business combination with Fibria.
(2)Reversal due to a change in likelihood, cancellation and/or due to settlement.
(3)The amounts presented refer exclusively to the judicial deposits that have a legal right to offset.

					12/31/2024
	Tax and social security	Labor	Civil, environment and real estate	Contingent liabilities assumed (1) (2)	Total
Provision balance at the beginning of the year	468,839	349,058	139,435	2,155,545	3,112,877
Payments	(60,081)	(89,221)	(6,795)		(156,097)
Reversal	(9,540)	(89,941)	(1,951)	(27,820)	(129,252)
Additions	4,689	162,456	72,605		239,750
Monetary adjustment	4,057	21,574	12,259		37,890
Provision balance	407,964	353,926	215,553	2,127,725	3,105,168
Judicial deposits	(66,746)	(91,596)	(20,076)		(178,418)
Provision balance at the end of the year	341,218	262,330	195,477	2,127,725	2,926,750
(1)Amounts arising from tax-related lawsuits with a possible or remote probability of loss in the amount of R$1,994,444 and civil lawsuits in the amount of R$133,281, measured and recorded at the estimated fair value resulting from the business combination with Fibria.
(2)Reversal due to a change in likelihood, cancellation and/or due to settlement.

20.1.1 Tax and social security
On December 31, 2025, the Company has 56 (58 as of December 31, 2024) administrative and judicial proceedings of a tax or social security nature in which the disputed matters are related to IRPJ, CSLL, PIS, COFINS, ICMS among others, whose amounts are provisioned when the likelihood of loss is deemed probable by the Company’s external legal counsel and by Management.
20.1.2 Labor
On December 31, 2025, the Company has 1,152 (1,178 as of December 31, 2024) labor lawsuits.
In general, the provisioned labor proceedings are related primarily to matters frequently contested by employees of agribusiness companies, such as wages and/or severance payments, in addition to suits filed by outsourced employees of the Company.
20.1.3 Civil, environment and real estate
On December 31, 2025, the Company has 73 (97 as at December 31, 2024) civil, environmental and real estate proceedings.
The provisioned Civil, environment and real estate proceedings are related primarily to the payment of damages, including those arising from contractual obligations, traffic-related injuries, possessory actions, environmental restoration obligations, claims and others.
20.2 Contingencies with possible losses
The Company is involved in tax, civil and labor lawsuits, whose losses have been assessed as possible by Management, supported by legal counsel, and therefore no provision was recorded:

	12/31/2025	12/31/2024
Taxes and social security (1)	10,417,734	9,837,082
Labor	189,506	171,480
Civil and environmental (1) (2)	1,023,689	5,065,714
	11,630,929	15,074,276
(1)The amounts above do not include the fair value adjustments allocated to possible loss risk contingencies representing R$R$2,076,296 (R$2,108,635 as of December 31, 2024), which were recorded at fair value resulting from business combinations with Fibria, as presented in Note 20.1.1 above.
(2)The Company is a defendant in a Public Civil Action (“ACP”) regarding compensation for damages caused to federal highways due to the transportation of timber exceeding the permitted weight. Based on a recent decision by the Superior Court of Justice (“STJ”), which established the thesis of civil liability without clear and objective liquidation criteria, as well as the change of the monetary correction index from IGPM/FGV to SELIC, the Company reassessed the exposure amount of this action to approximately R$352,442. This estimate made by management and supported by its external legal advisors, is based on scenarios with similarity to infraction notices suffered by other companies and assessed according to the quantification criteria applied by the Federal Public Ministry (“MPF”). Given the absence of clear and objective criteria for measuring such claims from the MPF in similar cases, management’s current estimate may vary to a higher or lower amount, subject to the final decision by the MPF/TRF1 regarding the Company's case.

20.2.1 Tax and social securities

For the year ended December 31, 2025, the Company had 631 (673 as of December 31, 2024) tax proceedings whose likelihood of loss is considered possible, in the total amount of R$10,417,734 (R$9,837,082 as of December 31, 2024) for which no provision was recorded.
The other tax and social security lawsuits involve various taxes, such as IRPJ, CSLL, PIS, COFINS, ICMS, ISS, IRRF. These disputes primarily arise from differing interpretations of the applicable tax regulations and the information provided in the ancillary obligations.
The most significant tax cases are outlined below:
(i)Income Tax Assessment - IRPJ/CSLL - Swaps of Industrial and Forestry Assets: In December 2012, the Company received a tax assessment for income tax and social contribution, alleging unpaid tax on a capital gain in February 2007, the closing date of the transaction, when the Company executed an agreement with International Paper regarding a swap of industrial and forestry assets. On January 19, 2016, the Tax Federal Administrative Court (“CARF”) rejected, as per the casting vote of the CARF’s President, the appeal filed by the Company in the administrative process. The Company was notified of the decision on May 25, 2016 and, given the impossibility of further appeals and the consequent closure of the case at the administrative level, decided to pursue the discussion in the Judiciary. The lawsuit was ruled in favor of the Company's interests and the National Treasury's appeal is currently awaiting judgment at the lower court. In December 2023, pursuant to article 25, § 9ºA, of Law No. 14,689/23, the Active Debt Certificates were rectified to definitively cancel the amounts related to the tax assessment penalty and its charges. According to the Company and its external legal advisors the probability of loss in this case is possible, except for the provisioning of the amount equivalent to the contingent liability assumed arising from the business combination. For the year ended December 31, 2025, the estimated amount of the possible exposure is R$1,861,899 (R$1,688,690 as of December 31, 2024).
(ii)Income tax assessment - IRPJ/CSLL: This refers to an administrative proceeding initiated in October 2023, resulting from tax assessments for IRPJ and CSLL issued against Suzano S.A., for the calendar year of 2019. The infractions alleged include: (i) nondeductible expenses; (ii) improper deduction of operating expenses; (iii) profits earned by the subsidiaries abroad; (iv) goodwill amortization; (v) lack of addition of bonus paid to directors to the CSLL calculation basis, and (vi) tax loss and negative CSLL basis. The Company filed an administrative objection, which was partially upheld. Currently, the Company filed a voluntary appeal, which was partially granted. The issuance of the decision is currently awaited. In the Company’s opinion, supported by the opinions of its external legal counsel, the likelihood of loss in the case is assessed as possible. For the year ended December 31, 2025, the total amount of the possible exposure is R$1,008,823 (R$920,628 as of December 31, 2024).
(iii)Income Tax Assessment - IRPJ/CSLL - Disallowance of Depreciation, Amortization and Depletion Expenses – 2010 period: In December 2015, the Company received a tax assessment demanding the payment of IRPJ and CSLL. The assessment challenges the deductibility of depreciation, amortization and depletion expenses of 2010, which the Company had included in its income tax calculations. The Company filed an administrative appeal, which was partially upheld. This decision was subject to a voluntary appeal, filed by the Company in November 2017. The judgment was converted into a due diligence process, and currently, the Company is awaiting the completion of the due diligence. In the Company’s opinion, supported by the opinions of its external legal counsel, the likelihood of loss in the case is assessed as possible. For the year ended December 31, 2025 the total amount of the possible exposure is R$931,979 (R$875,466 as of December 31, 2024).
(iv)Tax Assessment - IRPJ/CSLL: On October 5, 2020, the Company was notified of a Tax Assessment issued by the Brazilian Internal Revenue Service ("RFB") claiming the payment of IRPJ and CSLL credits, resulting from the remeasurement of the profit of its subsidiary Suzano Trading Ltd in the years ended December 31, 2014, 2015 and 2016. Based on the legal advisors hired to present the defense, the Company classifies, the risk of loss as possible with reference to the Company and, with reference to the Officers, also possible but with a higher chance of winning (possible to remote). The Company presented the administrative defense and, currently, the judgment was converted into a diligence. The objection was judged partially upheld, and the company will file a voluntary appeal regarding the portion that was unfavorable. In the Company’s opinion, supported by the opinions of its external legal counsel, the likelihood of loss in the case is assessed as possible. In the year ended December 31, 2025 the total amount of the possible exposure is R$663,188 (R$609,548 as of December 31, 2024).
(v)PIS/COFINS – Goods and Services – Period of 2009 to 2011: In December 2013, the Company was assessed by the RFB demanding the collection of PIS and COFINS credits disallowed for allegedly not being linked to its operational activities. In the first instance, the objection filed by the Company was dismissed. A voluntary appeal was filed and it was partially upheld in April 2016. From this decision, the Company filed a special appeal, and certain divergences were admitted for consideration by the Superior Chamber of Tax Appeals (“CSRF”). The National Treasury also filed a special appeal with the Superior Chamber. The CSRF denied the National Treasury’s appeal and partially granted the Company’s appeal. The issuance of the CSRF’s decision is currently awaited. In the Company’s opinion, supported by the opinions of its external legal counsel, the likelihood of loss in the case is assessed as possible. For the year ended December 31, 2025 the total amount of the possible exposure is R$213,286 (R$201,199 as of December 31, 2024).
(vi)Tax incentive - Agency for the Development of Northeastern Brazil (“ADENE”): In 2002, the Company applied for and was granted by the RFB the right to benefit from a reduction in the IRPJ and non-refundable additional taxes calculated on operating profit, for plants A and B (period from 2003 to 2013) and plant C (period from 2003 to 2012), all located in the Aracruz unit, under the condition of making new investments in its units located in the area covered by ADENE. In 2004, the Company received a notice from the extrajudicial administrator of the extinct Superintendency for the Development of the Northeast (“SUDENE”), informing it that the right to enjoy the benefit previously granted was deemed unfounded and would be revoked. In 2005, a tax assessment was issued demanding alleged amounts relating to the tax incentive enjoyed up to that point. After administrative discussion, the tax assessment was partially upheld recognizing the Company's right to benefit from the tax incentive until 2003. The Company's management, advised by its legal advisors, believes that the decision to cancel the referred tax benefits is incorrect and should not prevail, whether concerning the benefits already enjoyed or those not yet enjoyed until their respective final terms. Currently, the contingency is being discussed in the judicial sphere. The Company is awaiting the judgment of the appeal filed against the unfavorable decision. In the Company’s opinion, supported by the opinions of its external legal counsel, the likelihood of loss in the case is assessed as possible. For the year ended December 31, 2025 the total amount of the possible exposure is R$159,012 (R$150,869 as of December 31, 2024).
(vii)Offsetting - IRRF - Period 2000: The Company filed a process to offset IRRF credits for the year ended December 31, 2000 against debts owed to the RFB. In April 2008, the Brazilian Federal Revenue Service partially recognized the credit in favor of the Company. The Company filed a Voluntary Appeal with CARF against this decision and the judgment was converted into a due diligence process. In the judgment rendered at the second administrative instance, the Company’s appeal was partially granted. We are currently awaiting the issuance of the decision. In the Company’s opinion, supported by the opinions of its external legal counsel, the likelihood of loss in the case is assessed as possible. For the year ended December 31, 2025 the total amount of the possible exposure is R$130,895 (R$125,489 as of December 31, 2024).
(viii)IRPJ/CSLL - Partial Approval – 1997 Period: The Company filed a process to offset credits arising from tax losses for the year 1997 against debts owed to the RFB . In March 2009, the tax authorities approved only R$83,000, resulting in a difference of R$51,000. The Company is still awaiting the conclusion of the analysis of the credits under administrative review following a favorable decision by CARF in August 2019, which upheld the voluntary appeal filed by the Company. For the remaining portion of the credit, the Company filed a lawsuit to discuss the matter which is currently awaiting judgment in the second instance of its appeal, filed after an unfavorable ruling. In the Company’s opinion, supported by the opinions of its external legal counsel, the likelihood of loss in the case is assessed as possible. For the year ended December 31, 2025, the total amount of the possible exposure is R$128,393 (R$122,319 as of December 31, 2024).
(ix)Tax Assessment - IRPJ/CSLL: Administrative proceeding demanding the collection of IRPJ and CSLL for the 2015 calendar year. The infractions alleged include (i) transfer pricing; and (ii) non-deductible expenses. The Company filed an objection in January 2020, which was partially upheld. Following this decision, the Company filed a voluntary appeal, and the judgment was converted into a due diligence process. The appeal is currently pending judgment. In the Company’s opinion, supported by the opinions of its external legal counsel, the likelihood of loss in the case is assessed as possible. For the year ended December 31, 2025, the total amount of the possible exposure is R$121,327 (R$112,168 as of December 31, 2024).
(x)IRPJ/CSLL - Partial Approval – 2000 Period: In 2024, the Company submitted a request to offset credits arising from the negative balance calculated in the year 2000 against debts owed to the Brazilian Federal Revenue Service (“RFB”). The RFB fully disallowed the tax credit. After presenting the defense and the appropriate appeals, the process ended unfavorably for the Company at the administrative level. The Attorney General's Office of the National Treasury (“PGFN”) filed a tax execution to collect the amounts, at which time the Company filed the appropriate motions to stay the tax execution, which were partially upheld. The Company has filed an Appeal, which is awaiting judgment. In the Company’s opinion, supported by the opinions of its external legal counsel, the likelihood of loss in the case is assessed as possible. For the year ended December 31, 2025, the estimated amount of exposure is R$105,556 (R$101,654 as of December 31, 2024).
(xi)ICMS – Credits – Period 05/2014 to 12/2014: The Company is a party to a tax enforcement action filed by the State of São Paulo for the collection of ICMS related to the period from May 2014 to December 2014. The assessment arises from the alleged failure to reverse ICMS credits linked to the replacement of Electric Energy Invoice Statements originally issued by the power utility, as well as the alleged lack of bookkeeping of the referred invoices related to the entry of electric energy into the facility. After the Company was served, a Surety Bond was submitted and an extension of time was requested for filing the appropriate defenses (appeals against tax enforcement). The Company is currently awaiting notification to file the defenses in the tax enforcement action. In the Company’s opinion, supported by the opinions of its external legal counsel, the likelihood of loss in the case is assessed as possible. For the year ended December 31, 2025, the estimated exposure amounts to R$118,867 (R$98,197 as of December 31, 2024).
20.2.2 Labor
On December 31, 2025, the Company was a defendant in 1,211 labor lawsuits, totaling R$189,506 (1,135 labor lawsuits, totaling R$171,480 as of December 31, 2024).
The Company also has several lawsuits in which employees’ unions in the states of Bahia, Espírito Santo, Maranhão, São Paulo and Mato Grosso do Sul are included.
20.2.3 Civil, environmental and real estate
On December 31, 2025, the Company was a defendant in approximately 222 civil, environmental and real estate lawsuits, totaling R$1,023,689 (201 lawsuits totaling R$5,065,714 as of December 31, 2024).
In general, the civil and environmental proceedings in which the Company, including its subsidiaries, is a defendant, are mainly related to discussions regarding eligibility for environmental licenses, repair of environmental damage, matters relating to indemnities, including those arising from discussions about contractual obligations, precautionary measures, possessory actions, damage repair and revision actions, actions aimed at the recovery of credits (collection actions, monitoring, execution, credit qualifications related to bankruptcy and judicial recovery), actions of social movements interest, such as landless workers, quilombola communities, indigenous people and fishers, and actions resulting from traffic accidents. The Company has a general civil liability insurance policy that aims to cover, within the limits contracted in the policy, any legal convictions arising from damages to third parties (including employees).
The most relevant civil cases are set forth below:
(i)The Company is involved in 3 Public Civil Actions (“ACPs”) filed by the Federal Public Prosecutor's Office (“MPF”) in which it requests (i) an injunction that the Company's trucks stop transporting wood on federal highways above the legal weight restrictions (ii) an increase in the fine for excess weight to be applied to Suzano and (iii) compensation for material damage caused to federal highways, the environment and the economic order and compensation for moral damage. One of the ACPs was judged partially well-founded and the Company filed an appeal to the competent court with a request to suspend the effects of the judgment, which is still pending assessment. The other two lawsuits were dismissed and an appeal is pending. In September 2021, both were suspended due to a decision by the STJ to evaluate the points of discussion in the form of a repetitive appeal. In December 2024, the STJ judged the repetitive appeals to allow the application of a double penalty (administrative and judicial), establishing a thesis authorizing the imposition of injunctive relief and civil liability. Appeals were filed over the past year, without any change to the challenged decision to date. In the Company’s opinion, supported by the opinions of its external legal counsel, the likelihood of loss in the case is assessed as possible.
(ii)The company sued a competitor in the central-western region over the improper and unauthorized use of a variety of eucalyptus protected by intellectual property rights (cultivar) of the incorporated subsidiary Fibria. The prohibition on the cultivation of this biological asset by the competitor was protected by an injunction, which was confirmed in a judgment in favor of the Company, with the Company initiating the liquidation of the judgment. However, at the appeal stage and in an extended trial, there was a ruling against the Company recognizing a supposed incidental nullity of the cultivar, a decision that is currently subject to a motion for clarification. It should be noted that, in parallel, there is also a lawsuit in the Federal Court in which the competitor filed an action to annul the registration of the cultivar, but, to date, there has been no decision in this process determining the nullity or restricting the Company's right. In the Company’s opinion, supported by the opinions of its external legal counsel, the likelihood of loss in the case is assessed as possible.
(iii)The company sued a competitor in the central-western region over the improper and unauthorized use of a variety of eucalyptus protected by intellectual property rights (cultivar) of the incorporated subsidiary Fibria. The prohibition on the cultivation of this biological asset by the competitor was protected by an injunction, which was confirmed in a judgment in favor of the Company, with the Company initiating the liquidation of the judgment. However, at the appeal stage and in an extended trial, there was a ruling against the Company recognizing a supposed incidental nullity of the cultivar. Declaratory Embargos were filed, resulting in the suspension of the action until the final judgment of the annulment lawsuit pending before the Federal Court. A Special Appeal was filed, which was not admitted, leading to the filing of an Interlocutory Appeal (Agravo) against the decision denying the Special Appeal. As mentioned, in parallel, there is a proceeding before the Federal Court in which the competitor filed an action seeking the annulment of the cultivar registration; however, to date, the case is still pending evidentiary production, and there is no decision declaring the registration null or restricting the Company’s rights. In the opinion of the Company’s external legal counsel, the likelihood of losing the case is possible.